Benefits and Interests of Directors and Supervisors (Tables)	12 Months Ended
Dec. 31, 2020
Benefits and interests of directors and supervisors [abstract]
Directors' and supervisors' emoluments

	2018
	Salaries and other benefits	Retirement scheme contributions	Discretionary bonus	Fees	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Executive Directors

Wu Haijun (a)	393	19	910	—	1,322
Shi Wei (b)	84	6	58	—	148
Jin Qiang	226	19	523	—	768
Guo Xiaojun	216	19	518	—	753
Zhou Meiyun	185	19	498	—	702
Jin Wenmin (c)	187	19	528	—	734
Gao Jinping (d)	215	12	549	—	776

Independent non-executive directors

Zhang Yimin	—	—	—	150	150
Liu Yunhong	—	—	—	150	150
Du Weifeng	—	—	—	150	150
Li Yuanqin	—	—	—	150	150

Supervisors

Ma Yanhui	274	14	288	—	576
Zuo Qiang	135	17	411	—	563
Li Xiaoxia	143	16	418	—	577
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,258	160	4,701	600	7,719

(a)	Resigned general manager in September 2018 while other titles remained.
(b)	Appointed in September 2018.
(c)	Appointed in June 2018.
(d)	Resigned in September 2018.

	2019
	Salaries and other benefits RMB’000	Retirement scheme contributions RMB’000	Discretionary bonus RMB’000	Fees RMB’000	Total RMB’000

Executive Directors

Wu Haijun	343	26	557	—	926
Shi Wei (a)	329	26	797	—	1,152
Jin Qiang	289	26	745	—	1,060
Guo Xiaojun (b)	283	26	751	—	1,060
Zhou Meiyun	248	26	709	—	983
Jin Wenmin	260	26	721	—	1,007

Independent non- executive directors

Zhang Yimin	—	—	—	150	150
Liu Yunhong	—	—	—	150	150
Du Weifeng	—	—	—	150	150
Li Yuanqin	—	—	—	150	150

Supervisors

Ma Yanhui	267	22	685	—	974
Zuo Qiang (c)	102	15	324	—	441
Li Xiaoxia (d)	102	14	529	—	645
Zhang Feng (e)	31	9	107	—	147
Chen Hongjun (f)	34	9	110	—	153
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,488	225	6,035	600	9,348

(a)	Resigned in December 2019.
(b)	Resigned in December 2019.
(c)	Resigned in September 2019.
(d)	Resigned in September 2019.
(e)	Appointed in October 2019.
(f)	Appointed in October 2019.

	2020
	Salaries and other benefits RMB’000	Retirement scheme contributions RMB’000	Discretionary bonus RMB’000	Fees RMB’000	Total RMB’000

Executive Directors

Wu Haijun	359	44	799	—	1,202
Guan Zemin (a)	367	41	397	—	805
Jin Qiang	354	44	716	—	1,114
Jin Wenmin	250	44	721	—	1,015
Huang Xiangyu (b)	275	39	440	—	754
Huang Fei (c)	217	39	426	—	682
Zhou Meiyun (d)	181	33	668	—	882

Non- executive directors

Xie Zhenglin (e)	—	—	—	—	—
Peng Kun (f)	96	25	246	—	367

Independent non- executive directors

Li Yuanqin	—	—	—	150	150
Tang Song (g)	—	—	—	75	75
Chen Haifeng (h)	—	—	—	75	75
Yang Jun (i)	—	—	—	75	75
Gao Song (j)	—	—	—	75	75
Zhang Yimin (k)	—	—	—	75	75
Liu Yunhong (l)	—	—	—	75	75
Du Weifeng (m)	—	—	—	75	75

Supervisors

Ma Yanhui	332	42	720	—	1,094
Zhang Feng	148	40	485	—	673
Chen Hongjun	159	38	485	—	682
Zheng Yunrui	100	—	—	—	100
Cai Tingji	100	—	—	—	100

	2,938	429	6,103	675	10,145

(a)	Appointed in February 2020.
(b)	Appointed in June 2020.
(c)	Appointed in June 2020.
(d)	Resigned in September 2020.
(e)	Appointed in June 2020.
(f)	Appointed in June 2020.
(g)	Appointed in June 2020.
(h)	Appointed in June 2020.
(i)	Appointed in June 2020.
(j)	Appointed in June 2020.
(k)	Resigned in June 2020.
(l)	Resigned in June 2020.
(m)	Resigned in June 2020.